Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,664,000
Previously Paid Amount	0.00
Total Fee Amount	254.76
Total Offset Amount	0.00
Net Fee	254.76
Narrative - Max Aggregate Offering Price	$ 1,664,000
Final Prospectus	true